Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party Transactions
19.	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties include key management personnel and may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are recorded at the exchange amount, being the amount agreed to between the related parties.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and members of the Board of Directors.

Remuneration of key management personnel of the Company was as follows:

Year Ended December 31,	2024	2023	2022
Professional fees (1)	$136,081	$187,913	$307,534
Salaries (1)	858,479	840,650	833,717
Share based compensation(2)	1,564,208	1,429,568	3,092,012
	$2,558,768	$2,458,131	$4,233,263

(1)	Represents the professional fees and salaries paid to officers and directors in BTC. During the year ended December 31, 2024 the Company paid 26 BTC (December 31, 2023 - 8 BTC; December 31, 2022 - 27 BTC) as compensation for the services provided in by officers and directors with a fair value of $1,773,027 (December 31, 2023 - $220,591; December 31, 2022 - $739,745). A realized loss on fair value of accrued BTC of $773,876 was recognized through profit and loss during the year (December 31, 2023 - gain of $206,659; December 31, 2022 - $nil) based on changes in the price of BTC between the date salaries were owed and paid. As at December 31, 2024, 3 BTC with a fair value of $267,628 have been accrued for compensation related to services provided in 2024 by officers and directors.

(2)	Represents the share based compensation for officers and directors.